SHARE BASED COMPENSATION (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	6 Months Ended
	Jan. 31, 2024	Jun. 30, 2024
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of options granted		$ 207
Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option grants	300,000	300,000
Exercise price	$ 1.2
Option vesting period	3 years